INTANGIBLE ASSETS AND GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Intangible Assets and Goodwill
Cost	$ 18,837	$ 18,117
Accumulated Amortization	7,407	5,551
Impairment	9,795	9,795
Net Book Value	1,635	2,771
Amortization of intangible assets	1,900	3,748
Estimated amortization of intangible assets for 2015	1,443
Estimated amortization of intangible assets for 2016	192
Impairment of intangible assets		13,812
Intangible assets sold, cost basis		14,525
Intangible assets sold, net book value after impairments and amortization
Customer Relationships [Member]
Intangible Assets and Goodwill
Cost	1,745	1,745
Accumulated Amortization	1,544	946
Impairment	201	201
Net Book Value		598
Developed Technology [Member]
Intangible Assets and Goodwill
Cost	10,800	10,800
Accumulated Amortization	1,206	1,206
Impairment	9,594	9,594
Net Book Value
Infrastructure Systems Software [Member]
Intangible Assets and Goodwill
Cost	2,370	2,008
Accumulated Amortization	1,212	535
Impairment
Net Book Value	1,158	1,473
Computer Software [Member]
Intangible Assets and Goodwill
Cost	3,922	3,564
Accumulated Amortization	3,445	2,864
Impairment
Net Book Value	$ 477	$ 700